Investments in associates and joint ventures (Details 1) - ARS ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
La Rural S. A. [Member]
Statement [Line Items]
% ownership interest	50.00%	50.00%	50.00%
Group's interest in comprehensive income/(loss)	$ 705,000,000	$ (91,000,000)	$ (476,000,000)
Value of group interest in equity	1,214,000,000	$ 524,000,000
Condor [Member]
Statement [Line Items]
% ownership interest		21.70%	18.89%
Group's interest in comprehensive income/(loss)	76,000,000	$ 916,000,000	$ (1,464,000,000)
Value of group interest in equity	$ 0	$ 0
Quality Invest [Member]
Statement [Line Items]
% ownership interest	50.00%	50.00%	50.00%
Group's interest in comprehensive income/(loss)	$ (1,387,000,000)	$ (2,119,000,000)	$ (916,000,000)
Value of group interest in equity	$ 6,987,000,000	$ 8,316,000,000
New Lipstick [Member]
Statement [Line Items]
% ownership interest	49.96%	49.96%	49.96%
Group's interest in comprehensive income/(loss)	$ (66,000,000)	$ 149,000,000	$ (1,697,000,000)
Value of group interest in equity	$ 243,000,000	$ 308,000,000	$ 0
BHSA [Member]
Statement [Line Items]
% ownership interest	29.91%	29.91%	29.91%
Group's interest in comprehensive income/(loss)	$ 3,083,000,000	$ 1,882,000,000	$ (2,673,000,000)
Value of group interest in equity	$ 23,918,000,000	$ 20,836,000,000
TGLT [Member]
Statement [Line Items]
% ownership interest	27.82%	27.82%	27.82%
Group's interest in comprehensive income/(loss)	$ 162,000,000	$ (1,559,000,000)	$ (7,625,000,000)
Value of group interest in equity	$ 1,915,000,000	$ 1,753,000,000
Other joint ventures [Member]
Statement [Line Items]
% ownership interest	0.00%	0.00%	0.00%
Group's interest in comprehensive income/(loss)	$ 2,000,000	$ (962,000,000)	$ (8,531,000,000)
Value of group interest in equity	2,795,000,000	3,028,000,000
Total Associates And Joint Ventures [Member]
Statement [Line Items]
Group's interest in comprehensive income/(loss)	2,571,000,000	(1,784,000,000)	$ (23,382,000,000)
Value of group interest in equity	$ 37,072,000,000	$ 34,765,000,000